STATEMENTS OF STOCKHOLDERS' DEFICIENCY (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Balance		$ (8,600,923)	$ (5,202,618)	$ (5,202,618)	$ (2,097,195)
Balance, shares		4,482,948	2,467,460	2,467,460
Stock-based compensation expense		206,424		366,897	131,567
Retirement of treasury stock
Exercise of common stock options					12,016
Exercise of common stock options, shares					101,576
Issuance of common stock				63,354
Issuance of restricted stock				165
Issuance of common stock - license agreement				35,868	5,128
Issuance of common stock warrants in connection with convertible promissory notes		140,779
Beneficial conversion feature associated with convertible promissory note		140,779
Net loss	(1,206,429)	(2,396,905)	(1,728,248)	(3,864,589)	(3,254,134)
Balance	(10,509,846)	(10,509,846)		(8,600,923)	(5,202,618)
Balance, shares	4,482,948	4,482,948		4,482,948	2,467,460
Common Stock [Member]
Balance		448	247	247	370
Balance, shares		4,482,948	2,467,460	2,467,460	3,705,356
Stock-based compensation expense
Retirement of treasury stock					(135)
Retirement of treasury stock, shares					(1,358,465)
Exercise of common stock options					10
Exercise of common stock options, shares					101,576
Issuance of common stock				23
Issuance of common stock, shares				234,648
Issuance of restricted stock				165
Issuance of restricted stock, shares				1,648,000
Issuance of common stock - license agreement				13	2
Issuance of common stock - license agreement, shares				132,840	18,993
Issuance of common stock warrants in connection with convertible promissory notes
Issuance of common stock warrants in connection with convertible promissory notes, shares
Beneficial conversion feature associated with convertible promissory note
Net loss
Balance	448	448		448	247
Balance, shares	4,482,948	4,482,948		4,482,948	2,467,460
Additional Paid-In Capital [Member]
Balance		909,866	443,783	443,783	295,084
Stock-based compensation expense		206,424		366,897	131,567
Retirement of treasury stock
Exercise of common stock options					12,006
Issuance of common stock				63,331
Issuance of restricted stock
Issuance of common stock - license agreement				35,855	5,126
Issuance of common stock warrants in connection with convertible promissory notes		140,779
Beneficial conversion feature associated with convertible promissory note		140,779
Net loss
Balance	1,397,848	1,397,848		909,866	443,783
Accumulated Deficiency [Member]
Balance		(9,511,237)	(5,646,648)	(5,646,648)	(2,392,514)
Stock-based compensation expense
Retirement of treasury stock
Exercise of common stock options
Issuance of common stock
Issuance of restricted stock
Issuance of common stock - license agreement
Issuance of common stock warrants in connection with convertible promissory notes
Beneficial conversion feature associated with convertible promissory note
Net loss		(2,396,905)		(3,864,589)	(3,254,134)
Balance	(11,908,142)	(11,908,142)		(9,511,237)	(5,646,648)
Treasury Stock [Member]
Balance					(135)
Stock-based compensation expense
Retirement of treasury stock					135
Exercise of common stock options
Issuance of common stock
Issuance of restricted stock
Issuance of common stock - license agreement
Net loss
Balance